Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (520,564)	$ 9,710	$ 36,223
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	60,577	55,807	52,268
Amortization of intangible assets	334,697	334,053	334,053
Amortization of the right-of-use asset	8,405	9,594
Stock-based compensation	406,054	(14,880)	4,717
Deferred tax benefit	(45,041)	(111,404)	(112,483)
Non-cash interest costs	22,888	13,368	12,925
Loss (gain) on debt extinguishment	102,993	(18,450)
Loss on investments	12,165
Loss on disposal of property and equipment	610	163	2,210
Change in fair value of Private Placement Warrants and unvested founder shares	35,422
Changes in assets and liabilities, net of assets acquired and liabilities assumed from acquisitions:
Accounts receivable, net	14,758	5,279	3,019
Prepaid expenses and other assets	(7,480)	(8,822)	(4,681)
Prepaid taxes	2,130	(1,426)	4,402
Operating lease obligations	(8,461)	(9,462)
Accounts payable and accrued expenses and other	29,065	20,783	(40,350)
Net cash provided by operating activities	377,374	284,313	292,303
Investing activities:
Purchases of property and equipment	(70,813)	(66,414)	(63,556)
HST Acquisition, net of cash acquired	(140,032)
Net cash used in investing activities	(210,845)	(66,414)	(63,556)
Financing activities:
Effect of the Transactions (Note 4)	682,408
Purchase of treasury stock	(101,123)
Payment of debt issuance costs	(23,489)
Payments on finance leases, net	(10)	(75)	(150)
Net cash used in financing activities	(61,599)	(201,088)	(245,150)
Net increase (decrease) in cash and cash equivalents	104,930	16,811	(16,403)
Cash and cash equivalents at beginning of period	21,825	5,014	21,417
Cash and cash equivalents at end of period	126,755	21,825	5,014
Noncash investing and financing activities:
Purchases of property and equipment not yet paid	4,334	3,768	3,782
Cash paid during the period for:
Interest	(312,349)	(363,907)	(374,168)
Income taxes, net of refunds	(3,917)	(114,569)	(116,634)
Term Loan G
Financing activities:
Repayments of lon-term debt	(369,000)	(100,000)	(245,000)
7.125% Notes
Financing activities:
Repayments of lon-term debt	(1,615,583)
5.750% Notes
Financing activities:
Proceeds from issuance of long-term debt	1,300,000
Senior PIK Note
Financing activities:
Repayments of lon-term debt	(1,202,302)	$ (101,013)
Senior Convertible PIK Notes, net of discount
Financing activities:
Proceeds from issuance of long-term debt	1,267,500
Revolving credit facility
Financing activities:
Repayments of lon-term debt	(98,000)		(5,000)
Proceeds from issuance of long-term debt	$ 98,000		$ 5,000